Concentrations and Commitments (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Percentage risk	73.00%	83.00%
Total Revenues [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Percentage risk	23.00%	38.00%
Total Revenues [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Percentage risk	23.00%	38.00%
Accounts Payable [Member] | Two Vendors [Member]
Concentration Risk [Line Items]
Percentage risk	37.00%	66.00%
Total Purchases [Member] | Three Vendors [Member]
Concentration Risk [Line Items]
Percentage risk	66.00%	57.00%
Total Purchases [Member] | Four Vendors [Member]
Concentration Risk [Line Items]
Percentage risk	66.00%	57.00%